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                             THE CHAPMAN FUNDS, INC.
                                 DEM Equity Fund
                                 DEM Index Fund
                          DEM Multi-Manager Equity Fund
                           DEM Multi-Manager Bond Fund

                      Certification Pursuant to Rule 497(j)
                    of the Securities Act of 1933, as amended

                  The undersigned hereby certifies as follows:

A. I am the President and Chairman of the Board of Directors of The Chapman Funds, Inc.

B. The form of prospectus and Statement of Additional Information for the Investor Shares and Institutional Shares classes of the following series of The Chapman Funds, Inc. (the "Registrant"): DEM Equity Fund, DEM Index Fund, DEM Multi-Manager Equity Fund and DEM Multi-Manager Bond Fund (the "Funds"), that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1934, as amended, would not have differed from that contained in Post-Effective Amendment 23 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on February 29, 2000 pursuant to Rule 485(b) (the "Amendment"), the most recent registration statement or amendment applicable to the Funds.

C. The text of the Amendment has been filed electronically pursuant to Regulation S-T.

February 29, 2000

                                               /s/ NATHAN A. CHAPMAN, JR.
                                               -----------------------------
                                               Nathan A. Chapman, Jr.